CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (1,343,630)	$ (205,920)	¥ (729,382)	¥ (199,371)
Depreciation of property and equipment	127,836	19,592	87,887	66,903
Amortization of Intangible Assets	66,597	10,206	155,002	153,258
Amortization of right-of-use assets	28,952	4,437	79,683
Allowance for credit losses	829,652	127,150	185,130	2,568
Change in fair value of contingent consideration	(5,451)	(835)	344	(5,242)
Foreign exchange (losses)/gains	(15,682)	(2,403)	(82)	14,279
Loss from long-term investments	49,502	7,587
Loss from disposal of property and equipment and intangible assets	3,790	581	1,501	1,368
Loss from impairment of Intangible asset	31,876	4,885	32,014
Share-based compensation expenses	20,464	3,136	61,736	68,738
Change in deferred tax liabilities	(8,797)	(1,348)	(2,727)	(2,362)
Remeasurement of equity investments	9,021	1,383	(18,356)	(12,581)
Change in fair value of investments	(60,630)	(9,292)	(17,977)	(8,153)
Gain from disposal of equity investment			(24)	(1,850)
Share of results of equity investees	(797)	(122)	(2,223)
Changes in operating assets and liabilities:
Accounts receivable	208,175	31,904	(55,043)	(60,584)
Short-term and long-term amounts due from related parties	9,553	1,464	49,815	14,810
Prepayments and other current assets	447,332	68,557	160,205	(1,867)
Accrued interests of yield enhancement products				10,580
Other non-current assets	(45,233)	(6,932)	103	(25,606)
Operating lease liabilities, current and non-current	(24,983)	(3,829)	(73,315)
Accounts and notes payable	(492,659)	(75,503)	(36,253)	553,445
Amounts due to related parties	(8,721)	(1,337)	(47,404)	(9,765)
Salary and welfare payable	(64,936)	(9,952)	5,860	(83,274)
Taxes payable	(6,203)	(951)	(11,383)	(8,748)
Advances from customers	(905,118)	(138,715)	44,498	(152,335)
Accrued expenses and other liabilities	(163,025)	(24,986)	15,234	(34,719)
Accrued interests of amounts due to the individual investors of yield enhancement products				(6,559)
Non-current liabilities			(5,304)	(4,844)
Net cash provided by/(used in) operating activities	(1,313,115)	(201,243)	(120,461)	268,089
Cash flows from investing activities:
Purchase of short-term investments	(1,460,051)	(223,763)	(2,041,280)	(1,858,032)
Proceeds from maturity of short-term investments	1,445,422	221,521	1,614,098	4,067,804
Proceeds from maturity of yield enhancement products				172,458
(Increase)/decrease in loan receivable	241,003	36,935	(16,584)	(1,326,160)
Purchase of property and equipment and intangible assets	(28,330)	(4,342)	(122,479)	(119,442)
Cash paid for long-term investments			(547,205)	(874,120)
Proceeds from maturity of long-term investments	904,755	138,660	568,532	91,030
Cash received from disposal of equity investment	56,574	8,670		3,114
Cash paid for acquisition, net of cash received	(310)	(48)	(33,216)	(2,660)
Net cash provided by/(used in) investing activities	1,159,063	177,633	(578,134)	153,992
Cash flows from financing activities:
Cash paid for repurchase of ordinary shares	(308)	(47)	(13,547)	(139,070)
Proceeds from issuance of ordinary shares upon exercise of options	58	9	109	4,585
Contingent consideration paid for business acquisitions	(14,019)	(2,149)	(13,921)	(6,800)
Repurchase of redeemable noncontrolling interests	(10,000)	(1,533)	(37,733)	(30,000)
Acquisition of noncontrolling interests of subsidiaries			(3,415)
Cash contribution from noncontrolling interests			1,500	2,117
Proceeds from yield enhancement products				(171,412)
Repayment of borrowings and discounted notes	(918,532)	(140,770)	(281,354)	(390)
Proceeds from borrowings and discounted notes	733,255	112,376	833,471	195,758
Net cash (used in)/provided by financing activities	(209,546)	(32,114)	485,110	(145,212)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	5,187	795	4,974	(21,754)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(358,411)	(54,929)	(208,511)	255,115
Cash, cash equivalents and restricted cash at the beginning of year	622,515	95,405	831,026	575,911
Cash, cash equivalents and restricted cash at the end of year	264,104	40,476	622,515	831,026
Supplemental disclosure of cash flow information
Income tax paid	3,515	539	2,286	3,740
Supplemental disclosure of non-cash investing and financing activities
Accrual related to purchase of property and equipment	5,632	863	12,473	5,202
Receivables related to exercise of stock options	(45)	(7)	(55)	(23)
Accrual related to purchase business acquisitions	¥ 10,750	$ 1,647	¥ 30,530	¥ 36,456